SHANE DALY

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-3959

[AXA EQUITABLE LOGO]

September 8, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account FP of AXA Equitable Life Insurance Company (the “Account”) Registration Nos.:
	333-17669 and 811-04335	Incentive Life
	333-17665 and 811-04335	Incentive Life 2000
	333-17671 and 811-04335	Champion 2000
	333-17641 and 811-04335	Survivorship 2000
	333-17637 and 811-04335	SP-Flex
	333-17663 and 811-04335	Incentive Life
Incentive Life Plus
Special Offer Policy
	333-17639 and 811-04335	IL Protector
	333-115985 and 811-04335	Accumulator Life
	333-76130 and 811-04335	Paramount Life
	333-103199 and 811-04335	Incentive Life ‘99
Incentive Life ‘02
Incentive Life ‘06
Incentive Life Optimizer
Incentive Life Optimizer II
	333-103202 and 811-04335	Survivorship Incentive Life
Survivorship Incentive Life (1999)
Survivorship Incentive Life (2002)
Survivorship Incentive Life Legacy
	333-132200 and 811-04335	IL COLI
IL COIL ‘04
Corporate Owned Incentive Life (COIL)
	333-134307 and 811-04335	IL Legacy
Incentive Life Legacy II
IncentiveLife Legacy III
	333-207015 and 811-04335	IncentiveLife Optimizer III

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2017, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation

AXA Conservative Allocation

AXA Conservative-Plus Allocation

AXA Moderate Allocation

AXA Moderate-Plus Allocation

CharterSM Multi-Sector Bond

CharterSM Small Cap Growth

CharterSM Small Cap Value

Target 2015 Allocation

Target 2025 Allocation

Target 2035 Allocation

Target 2045 Allocation

Target 2055 Allocation

•	EQ Advisors Trust underlying funds:

1290 VT Convertible Securities

1290 VT DoubleLine Dynamic Allocation

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT SmartBeta Equity

1290 VT Socially Responsible

All Asset Growth-Alt 20

AXA 400 Managed Volatility

AXA 500 Managed Volatility

AXA 2000 Managed Volatility

AXA/AB Small Cap Growth

AXA Balanced Strategy

AXA/ClearBridge Large Cap Growth

AXA Conservative Strategy

AXA Conservative Growth Strategy

AXA Global Equity Managed Volatility

AXA Growth Strategy

AXA International Core Managed Volatility

AXA International Managed Volatility

AXA International Value Managed Volatility

AXA/Janus Enterprise

AXA Large Cap Core Managed Volatility

AXA Large Cap Growth Managed Volatility

AXA Large Cap Value Managed Volatility

AXA/Loomis Sayles Growth

AXA Mid Cap Value Managed Volatility

AXA Moderate Growth Strategy

EQ/BlackRock Basic Value Equity

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Equity 500 Index

EQ/Global Bond PLUS

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/MFS International Growth

EQ/Mid Cap Index

EQ/Money Market

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Technology

•	AIM Variable Insurance Funds – Series II:

Invesco V.I. Diversified Dividend

Invesco V.I. Global Real Estate

Invesco V.I. International Growth

Invesco V.I. Mid Cap Core Equity

Invesco V.I. Small Cap Equity

•	American Century Variable Portfolios, Inc. – Class II:

American Century VP Mid Cap Value

•	American Funds Insurance Series® – Class 4

New World Fund®

Global Small Capitalization FundSM

•	BlackRock Variable Series Funds, Inc. – Class II:

BlackRock Global Allocation V.I.

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity VIP Asset Manager: Growth

Fidelity VIP Contrafund

Fidelity VIP Equity-Income

Fidelity VIP Growth & Income

Fidelity VIP High Income

Fidelity VIP Investment Grade Bond

Fidelity VIP Mid Cap

Fidelity VIP Government Money Market

Fidelity VIP Value

Fidelity VIP Value Strategies

•	Franklin Templeton Variable Insurance Products Trust - Class 2:

Franklin Mutual Shares VIP

Franklin Rising Dividends VIP

Franklin Small Cap Value VIP

Franklin Strategic Income VIP

Templeton Developing Markets VIP

Templeton Global Bond VIP

Templeton Growth VIP

•	Goldman Sachs Variable Insurance Trust - Service Shares:

Goldman Sachs VIT Mid Cap Value

•	IVY Variable Insurance Portfolios:

Ivy VIP Dividend Opportunities

Ivy VIP Energy

Ivy VIP High Income

Ivy VIP Mid Cap Growth

Ivy VIP Science and Technology

Ivy VIP Small Cap Growth

•	Lazard Retirement Series, Inc. - Service Shares:

Lazard Retirement Emerging Markets Equity

•	Legg Mason Partners Variable Equity Trust - Share Class II

ClearBridge Variable Mid Cap

•	MFS Variable Insurance Trust - Service Class:

MFS® Investors Trust Series

MFS® International Value

MFS® Massachussets Investors Growth Stock Series

MFS® Utilities Series

•	PIMCO Variable Insurance Trust - Advisor Class:

PIMCO CommodityRealReturn Strategy

PIMCO Real Return

PIMCO Total Return

•	The Prudential Series Fund – Class II:

Prudential Series Fund Natural Resources

•	T.Rowe Price Equity Series, Inc. - Service Class:

T. Rowe Price Equity Income II

T. Rowe Price Health Sciences II

•	Van Eck VIP Trust - S Class:

VanEck VIP Global Hard Assets

•	Vanguard Variable Insurance Fund:

Vanguard VIF Equity Index

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104